Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash	$ 4,140	$ 14,097	$ 217,295
Prepaid Expenses	8,712	7,483	5,498
Deferred offering costs	50,441	50,441
Total Current Assets	63,293	72,021	222,793
Intangible asset, net of accumulated amortization of $0 and $120,994, respectively			371,520
Total Assets	63,293	72,021	594,313
Current Liabilities:
Accounts payable	718,228	635,183	487,792
Accounts payable, related parties	$ 371,124	$ 272,317	$ 112,860
Accounts Payable, Current, Related and Nonrelated Party Status [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Accrued salaries, related party	$ 115,312	$ 115,312	$ 115,312
Total Current Liabilities	1,204,664	1,022,812	715,964
Stockholders’ Deficit:
Preferred stock, value
Common Stock, par value $0.001; 300,000,000 shares authorized; 31,188,460 shares issued and outstanding	31,188	31,188	19,747
Common stock to be issued, par value $0.001; 727,281 shares outstanding	727	727	12,068
Additional paid-in capital	14,152,406	14,135,257	13,976,159
Accumulated deficit	(15,325,692)	(15,117,963)	(14,129,625)
Total Stockholders’ Deficit	(1,141,371)	(950,791)	(121,651)
Total Liabilities and Stockholders’ Deficit	63,293	72,021	594,313
Series A Preferred Stock [Member]
Stockholders’ Deficit:
Preferred stock, value
Series B Preferred Stock [Member]
Stockholders’ Deficit:
Preferred stock, value